Stockholders' Equity (Deficit) (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding Beginning	63,792	89,504
Expired/Cancelled		(25,712)
Outstanding Ending	63,792	63,792	89,504
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Rollforward]
Outstanding Beginning	$ 34.20	$ 33.6
Expired/Cancelled		31.80
Outstanding Ending	$ 34.20	$ 34.20	$ 33.6
Share-based Compensation Arrangement by Share-based Payment Award, Options, Weighted Average Remaining Contractual Term [Rollforward]
Outstanding Ending	1 year 8 months 12 days	2 years 8 months 12 days	3 years 8 months 12 days